Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Accounts receivable
Receivables			$ 854,402	$ 766,748	$ 728,552
Allowance for doubtful accounts (note 7 b.)			(20,759)	(8,992)	(31,986)	$ (38,223)
Net receivables		$ 41,873	833,643	757,756	696,566
Accounts receivable for passenger charges			$ 658,269	$ 625,246	$ 577,391
Interest income from accounts receivable	$ 0